9. Share-Based Compensation (Details Narrative) - EUR (€)	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Employee Stock Option [Member]
Share-Based Compensation (Textual)
Share-based compensation	€ 198,200	€ 25,011